LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Prior accident years	$ (80)	$ (31)